UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

October 31, 2018 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust II, invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At October 31, 2018, the value of the Fund’s investment in the Portfolio was $6,960,387 and the Fund owned 1.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$50,896

		$50,896

Education — 5.2%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$556,235
Alabama Public School and College Authority, 5.00%, 5/1/24	500	565,750
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	263,524
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	226,810
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	646,908
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	309,031
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/25	275	312,042
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/26	300	342,435
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/27	300	344,340
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/28	150	173,054
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	157,142
Colorado School of Mines, 4.00%, 12/1/34	890	911,796
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/23	700	773,640
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/24	1,000	1,117,230
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	987,280
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,133,060
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	823,395
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	571,458
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,110,310
New York Dormitory Authority, School Districts Revenue, 4.00%, 10/1/23	2,000	2,136,920
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	216,010
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	110,710
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	166,526
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	467,398
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	112,165
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 1.60%, 8/15/36(2)	5,000	5,000,000
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	285,305
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	853,642
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	845,970
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,122,160
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	275,393
University of California, 5.00%, 5/15/32	3,000	3,298,080

Security	Principal Amount (000’s omitted)	Value
University of North Carolina at Chapel Hill, 1.912%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(3)	$4,250	$4,252,720
University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,204,111
Western Michigan University, 5.00%, 11/15/24	400	453,064

		$32,125,614

Electric Utilities — 3.8%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,121,340
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	563,190
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,123,160
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,145,500
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	275,750
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	112,574
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	825,317
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	565,435
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,125,780
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 1.62%, 10/1/33(2)	5,000	5,000,000
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/25	500	544,415
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/26	1,075	1,173,491
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,452,425
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	563,065
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	134,525
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	341,514
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	289,093
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	538,860
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	276,195
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	275,140
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	274,090
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	340,635
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	453,472
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,267,750
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,695,255
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,128,410
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	337,476
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	279,030

		$23,222,887

Escrowed/Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$547,335

		$547,335

General Obligations — 32.8%
Addison, TX, 5.00%, 2/15/26	$270	$296,228
Anchorage, AK, 5.00%, 9/1/23	750	839,872
Anchorage, AK, 5.00%, 9/1/24	250	284,578
Anchorage, AK, 5.00%, 9/1/25	100	115,469
Anchorage, AK, 5.00%, 9/1/27	780	891,189
Arlington County, VA, 4.00%, 8/1/27	2,090	2,228,483
Avon, OH, 4.00%, 12/1/31	340	354,691
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,396,800
Belding Area Schools, MI, 5.00%, 5/1/28	250	283,528
Belding Area Schools, MI, 5.00%, 5/1/30	250	280,493

Security	Principal Amount (000’s omitted)	Value
Birmingham, AL, 5.00%, 12/1/25	$1,050	$1,206,859
Birmingham, AL, 5.00%, 12/1/27	2,460	2,874,043
Bryant School District No. 25, AR, 3.00%, 2/1/26	300	301,368
Burlington, VT, 5.00%, 11/1/23	350	387,051
Burlington, VT, 5.00%, 11/1/24	180	201,195
Burlington, VT, 5.00%, 11/1/25	400	451,500
Burlington, VT, 5.00%, 11/1/26	150	170,619
California, 4.00%, 9/1/26	520	569,717
California, 4.00%, 9/1/31	400	419,452
California, 5.00%, 8/1/24	1,500	1,708,155
California, 5.00%, 10/1/24	5,000	5,706,750
California, 5.00%, 8/1/26	2,010	2,310,716
California, 5.00%, 8/1/32	1,590	1,807,130
California, 5.25%, 9/1/23	400	435,476
California, (LOC: Sumitomo Mitsui Banking Co.), 1.27%, 5/1/40(2)	5,000	5,000,000
Cambridge, MA, 5.00%, 2/15/26	1,350	1,576,422
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/34	1,175	1,336,327
Central Dauphin School District, PA, 5.00%, 2/1/29	500	566,800
Collin County, TX, 5.00%, 2/15/25	1,605	1,831,000
Colonial School District, PA, 5.00%, 2/15/32	100	112,651
Colonial School District, PA, 5.00%, 2/15/33	200	224,778
Columbus, OH, 5.00%, 4/1/33	5,000	5,796,150
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,118,670
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	702,866
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	790,987
Dallas, TX, 5.00%, 2/15/23	5,000	5,509,150
Dallas, TX, 5.00%, 2/15/26	4,935	5,397,558
Dallas, TX, 5.00%, 2/15/29	2,775	3,058,577
Dallas, TX, 5.00%, 2/15/31	3,615	3,924,842
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/33	500	561,570
Delaware, 5.00%, 2/1/29	1,000	1,178,990
District of Columbia, 5.00%, 6/1/33	7,940	8,745,910
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	378,966
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/29	75	79,999
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/30	175	185,670
Edgewood City School District, OH, 5.25%, 12/1/33	500	553,895
Edinburg, TX, 5.00%, 3/1/23	1,235	1,357,734
Edinburg, TX, 5.00%, 3/1/24	315	350,901
Edinburg, TX, 5.00%, 3/1/25	310	348,917
Fayette County School District, GA, 5.25%, 9/1/24	1,425	1,638,835
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,064,960
Flower Mound, TX, 4.00%, 3/1/32	190	197,585
Flower Mound, TX, 5.00%, 3/1/27	510	584,965
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	420,636
Georgia, 5.00%, 7/1/23	2,400	2,687,208
Georgia, 5.00%, 2/1/32	1,000	1,148,270
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	571,575
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	952,645
Hawaii, 4.00%, 10/1/32	2,400	2,502,504
Homewood, AL, 5.00%, 9/1/28	2,000	2,283,220
Homewood, AL, 5.00%, 9/1/29	2,000	2,271,260
Houston, TX, 5.00%, 3/1/23	3,000	3,318,900
Hudson City School District, OH, 4.00%, 12/1/30	500	521,590

Security	Principal Amount (000’s omitted)	Value
Hudson City School District, OH, 4.00%, 12/1/31	$400	$415,640
Hudson City School District, OH, 4.00%, 12/1/32	350	362,264
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	543,405
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,101,010
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,678,977
King County, WA, 5.00%, 1/1/26	1,495	1,629,954
Lakeland, FL, 5.00%, 10/1/25	635	721,271
Lakeland, FL, 5.00%, 10/1/28	1,500	1,687,785
Lakeland, FL, 5.00%, 10/1/30	1,000	1,117,730
Lakewood, OH, 4.00%, 12/1/30	250	261,595
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	1,000	677,330
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	850	522,062
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,718,880
Little Rock School District, AR, 3.00%, 2/1/23	400	403,288
Massachusetts, 4.00%, 4/1/33	5,000	5,059,600
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	224,084
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	336,576
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,131,560
Miamisburg City School District, OH, 4.00%, 12/1/31	300	312,003
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	579,158
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	135,571
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	219,203
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	380,953
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	809,680
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	985,678
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	798,862
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33	445	492,397
New York, NY, 5.00%, 8/1/25	2,000	2,293,880
North Royalton City School District, OH, 4.00%, 12/1/32	600	619,620
Oregon, 2.20%, 6/1/24	1,465	1,444,490
Oregon, 2.25%, 12/1/24	1,000	984,860
Oregon, 2.35%, 6/1/25	365	360,598
Oregon, 2.40%, 12/1/25	1,050	1,036,486
Oregon, 2.50%, 6/1/26	1,070	1,059,032
Oregon, 2.55%, 12/1/26	430	425,648
Oregon, (SPA: U.S. Bank, N.A.), 1.60%, 12/1/36(2)	5,000	5,000,000
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/33	1,000	1,130,650
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/34	1,750	1,972,215
Pasadena, TX, 4.00%, 2/15/28	500	529,610
Pasadena, TX, 4.00%, 2/15/29	250	263,338
Pasadena, TX, 4.00%, 2/15/30	500	524,045
Pasadena, TX, 4.00%, 2/15/31	650	678,242
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	804,190
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,132,580
Pennsylvania, 4.00%, 6/1/30	5,000	5,156,450
Pennsylvania, 4.00%, 6/15/31	235	241,423
Pennsylvania, 5.00%, 7/1/24	490	547,987
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,077,587
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,337,277
Pittsburg Unified School District, CA, 5.00%, 8/1/30	890	1,027,496
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,146,572
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	499,366

Security	Principal Amount (000’s omitted)	Value
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	$465	$530,333
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	560,810
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	590,688
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	617,906
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	644,938
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	665,131
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,126,950
Romeo Community Schools, MI, 5.00%, 5/1/30	700	785,379
Romulus, MI, 4.00%, 11/1/31	250	260,695
Romulus, MI, 4.00%, 11/1/32	300	311,505
Romulus, MI, 4.00%, 11/1/33	250	258,325
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	558,525
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,750	1,965,337
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	788,212
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	261,930
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	424,128
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,240,060
South Texas College District, 5.00%, 8/15/30	1,295	1,429,680
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,247,037
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,146,610
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	1,957,890
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,145,470
Stamford, CT, 4.00%, 8/1/27	750	812,640
Sun Valley, ID, 5.00%, 9/15/23	685	769,385
Sun Valley, ID, 5.00%, 9/15/25	755	874,985
Sun Valley, ID, 5.00%, 9/15/26	695	815,152
Texas, (SPA: State Street Bank and Trust Co.), 1.68%, 12/1/42(2)	7,690	7,690,000
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	590,308
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	513,117
Trussville, AL, 5.00%, 10/1/31	150	164,543
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	545,940
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	564,991
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	578,561
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	602,946
Ventura County, CA, 2.50%, 7/1/19	5,000	5,026,000
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	695,328
Washington, 5.00%, 8/1/28	1,485	1,707,705
Washington, 5.00%, 8/1/29	1,400	1,601,586
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	134,619
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	222,918
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	2,992,409
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	775,957
Williamson County, TX, 5.00%, 2/15/28	300	336,912
York County, PA, 5.00%, 6/1/27	1,225	1,379,068

		$201,887,612

Hospital — 11.4%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$499,440
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	281,595

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$100	$104,402
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	857,070
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	42,244
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	2,000	2,235,660
Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	500	563,370
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/28	5,000	5,552,900
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/33(4)	1,000	1,096,380
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,255,753
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,284,400
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	807,420
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	561,815
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,094,280
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,090,610
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,092,600
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	164,837
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	281,367
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	280,103
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	278,533
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,202,840
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,643,460
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,184,080
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,093,370
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	663,705
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	611,424
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	567,260
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	554,980
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	563,060
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	1,500	1,620,150
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	530,415
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	536,761
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,100,680
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	542,750
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	548,165
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/23	200	221,392
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/24	100	112,334
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	455,064
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	569,810

Security	Principal Amount (000’s omitted)	Value
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	$500	$565,540
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/31	380	424,680
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	575,670
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,129,510
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	873,984
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,142,000
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	803,453
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	799,309
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	588,052
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	788,550
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	112,675
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,116,110
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,105,520
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	2,220	2,302,628
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,280,429
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,128,680
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	273,420
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	152,030
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	245,410
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	336,480
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	570,145
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	693,987
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,863,431
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/30	1,625	1,805,229
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	61,216
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	394,646
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	381,799
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	300	341,934
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	232,462
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	564,090
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	446,972
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	445,552

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	$1,575	$1,780,333
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	452,056
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	666,646

		$70,191,107

Housing — 2.8%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,336
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	996,700
New York City Housing Development Corp., NY, 2.30%, 5/1/25	1,110	1,081,762
New York City Housing Development Corp., NY, 2.35%, 11/1/25	665	645,276
New York City Housing Development Corp., NY, 2.50%, 11/1/26	945	916,877
New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	935,216
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	756,570
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	404,829
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.90%, 5/1/23	165	161,020
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, 5/1/24	175	170,538
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	282,596
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	218,725
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	194,216
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	218,277
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	135,485
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	105,768
New York Mortgage Agency, 1.75%, 4/1/24	250	239,945
New York Mortgage Agency, 1.95%, 10/1/25	450	426,375
Seattle Housing Authority, WA, 2.625%, 12/1/23	110	110,913
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	484,560
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	909,495
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	927,894
Seattle Housing Authority, WA, 3.125%, 12/1/27	935	939,768
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	246,932
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33(4)	1,800	1,799,910
Virginia Housing Development Authority, 1.70%, 5/1/22	845	827,221
Virginia Housing Development Authority, 1.85%, 5/1/23	820	800,197
Virginia Housing Development Authority, 1.95%, 11/1/23	295	287,693
Virginia Housing Development Authority, 2.25%, 5/1/25	170	166,665
Virginia Housing Development Authority, 2.40%, 5/1/26	420	412,062
Virginia Housing Development Authority, 2.55%, 5/1/27	730	709,268
Washington Housing Finance Commission, 2.05%, 6/1/24	110	107,660
Washington Housing Finance Commission, 2.25%, 6/1/25	105	103,165
Washington Housing Finance Commission, 2.30%, 12/1/25	130	127,161
Washington Housing Finance Commission, 2.40%, 6/1/26	105	102,570

		$17,098,645

Insured-Education — 0.4%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28(4)	$1,065	$1,220,873
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29(4)	1,000	1,138,200

		$2,359,073

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$543,270

		$543,270

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.3%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,281,205
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,663,502
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	631,179
New Britain, CT, (BAM), 5.00%, 3/1/23	165	181,043
New Britain, CT, (BAM), 5.00%, 3/1/24	200	222,374
New Britain, CT, (BAM), 5.00%, 3/1/25	135	151,948
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	385	427,100
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/24	350	395,269
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,712
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	260	297,830
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	490,351
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	203,237
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	347,219
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	439,208
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	359,353
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	732,856

		$7,829,386

Insured-Lease Revenue/Certificates of Participation — 1.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,102,960
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,701,900
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	100	114,562
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	562,130
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,376,346
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	280,998
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	111,724
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	547,540
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	450,216
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	224,370
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	283,481
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	461,967
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	347,188
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	407,174
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	690,311
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	574,015

		$9,236,882

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$130,905
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	484,970

		$615,875

Insured-Transportation — 1.9%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	$440	$488,475
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	394,356
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	570,610

Security	Principal Amount (000’s omitted)	Value
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	$320	$364,333
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	424,706
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,118,350
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,388,600
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	1,822,095
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,693,505
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,723,908

		$11,988,938

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$167,954
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	280,507

		$448,461

Lease Revenue/Certificates of Participation — 7.7%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,057,450
Broward County School Board, FL, 5.00%, 7/1/25	500	570,345
Broward County School Board, FL, 5.00%, 7/1/27	500	572,040
Broward County School Board, FL, 5.00%, 7/1/29	500	564,340
Broward County School Board, FL, 5.00%, 7/1/30	400	447,996
Broward County School Board, FL, 5.00%, 7/1/31	600	669,408
Broward County School Board, FL, Series A, 5.00%, 7/1/23	500	554,455
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,407,712
California Public Works Board, 5.00%, 11/1/28	1,000	1,155,110
California Public Works Board, 5.00%, 11/1/29	1,000	1,148,160
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	574,575
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	338,574
Colorado Department of Transportation, 5.00%, 6/15/30	350	393,043
Colorado Department of Transportation, 5.00%, 6/15/31	310	346,788
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,371,340
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,345,420
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	275,105
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	227,804
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	146,773
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	604,038
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	631,520
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	647,181
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	668,261
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	689,357
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	715,365
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	737,065
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	469,487
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	1,924,690
Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,630,543
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,660,945
Medina City School District, OH, 5.00%, 12/1/23	350	387,972
Medina City School District, OH, 5.00%, 12/1/24	400	449,116
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,590,404

Security	Principal Amount (000’s omitted)	Value
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	$2,000	$2,246,260
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	950,266
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,130,680
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,133,160
Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,378,750
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,158,454
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,468,259
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	437,857
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	557,680
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	969,816
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,080,036
South Dakota Building Authority, 5.00%, 6/1/26	500	576,865
South Dakota Building Authority, 5.00%, 6/1/27	635	708,088
South Dakota Building Authority, 5.00%, 6/1/28	210	237,317
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	224,482
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	658,989
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	557,735

		$47,447,076

Other Revenue — 7.5%
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	$5,100	$5,314,149
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.779%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	2,500	2,503,125
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,124,960
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,118,640
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	913,440
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	706,054
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	560,954
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	663,786
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	176,547
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	172,287
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,271,850
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30(4)	400	437,796
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31(4)	250	272,540
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/32(4)	365	396,729
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/33(4)	300	325,275
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/34(4)	475	513,751
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	563,895
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	306,089
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	3,500	3,652,985
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,428,204
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	5,000	5,235,950
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,234,211
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	564,680

Security	Principal Amount (000’s omitted)	Value
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	$5,000	$5,182,250
Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,499,475
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,834,825
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,132,640

		$46,107,087

Senior Living/Life Care — 2.5%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	$1,500	$1,600,890
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	53,994
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	972,799
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	270,925
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	111,411
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	605,984
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,136,006
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	266,957
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	271,210
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	240,838
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	960,940
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	646,002
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	271,640
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	648,360
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	214,936
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	267,690
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	188,433
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/23	150	163,680
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	165,033
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	110,350
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,208,548
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	54,670
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	135,545

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	$225	$241,441
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	214,850
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	720,380
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	270,145
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/31	175	188,279
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	400	419,824
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/33	500	522,960
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/34	2,000	2,086,040

		$15,230,760

Special Tax Revenue — 3.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$113,416
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	558,190
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	556,505
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	516,433
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,148,570
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	572,445
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	286,183
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,186,888
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,023,318
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,075,438
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,009,999
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	824,780
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,294,884
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	499,690
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,012,436
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/33	1,340	1,479,708
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,400	1,569,946
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,141,110
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	112,325
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	156,257
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,136,370

		$18,274,891

Transportation — 12.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), 4.00%, 1/1/31	$1,000	$1,012,420
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	2,755	3,192,990
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	1,986,280
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,827,036
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	112,492
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,133,540
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	166,050
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	165,342

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	$500	$549,085
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,094,660
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	543,835
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,332,006
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,481,515
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,130,870
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,127,070
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,881,239
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	222,434
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,293,880
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,413,575
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,655,046
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,120,110
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	738,172
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	715,687
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,857,718
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,354,898
E-470 Public Highway Authority, CO, 5.375%, 9/1/26	3,465	3,656,718
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	556,335
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,108,410
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	828,585
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	738,939
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	196,805
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	386,495
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	280,103
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	545,250
Maryland Department of Transportation, 4.00%, 2/1/29	4,750	4,980,470
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	444,204
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	142,292
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	169,602
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	211,362
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	830,055
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	614,652
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	445,312
Pennsylvania Turnpike Commission, (SIFMA + 0.70%), 12/1/23(5)	5,000	5,001,900
Port of Seattle, WA, 5.00%, 3/1/24	250	280,075
Port of Seattle, WA, 5.00%, 3/1/25	150	168,750
Port of Seattle, WA, 5.00%, 3/1/27	250	279,818
Port of Seattle, WA, 5.00%, 3/1/29	250	278,250
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,595,817
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	342,693
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	749,239
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	677,952
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	650	731,029
Texas Transportation Commission, 5.00%, 4/1/33	50	55,702
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31(4)	2,920	3,309,440
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34(4)	1,005	1,124,525
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,856,341
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	780,892

		$73,475,962

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.4%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$341,028
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	128,647
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	111,356
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,687,635
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	572,735
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	220,970
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	707,185
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Royal Bank of Canada), 1.25%, 7/1/35(2)	5,000	5,000,000
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	130	138,603
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	926,257
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32(4)	1,995	2,059,199
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	691,350
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	570,200
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	681,150
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 1.67%, 6/15/50(6)	5,000	5,000,000
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/26	3,000	3,330,930
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	634,896
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	705,946
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,140,280
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	585,493
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	563,220
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	569,004
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	616,160

		$26,982,244

Total Tax-Exempt Investments — 98.6% (identified cost $610,645,335)		$605,664,001

Other Assets, Less Liabilities — 1.4%		$8,892,990

Net Assets — 100.0%		$614,556,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.5%
Texas	10.1%
Others, representing less than 10% individually	77.0%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 5.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 3.5% of total investments.

(1)	Amount is less than 0.05%.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2018.

(3)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(4)	When-issued security.

(5)	When-issued, variable rate security whose interest rate will be determined after October 31, 2018.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2018.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

LIQ	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$605,664,001	$—	$605,664,001
Total Investments	$—	$605,664,001	$—	$605,664,001

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018